UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

FORM 13F

FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter ended:  March 31, 2008"

Check here if Amendment  [X];	Amendment Number: 1
This Amendment (Check only one.):	[X] is a restatement.
	[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	"Ramajal, LLC"
Address: 800 West Sixth Street
	 Suite 728
	"Los Angeles, CA  90017"

13F File Number:	028-13629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	John F. Hotchkis
Title:	Chairman
Phone:  213-488-0100
"Signature, Place, and Date of Signing:"
"John F. Hotchkis, Los Angeles, California, December 11, 2009"



Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		44

Form 13F Information Table Value total:		$148,019,000 (x1000)

List of Other Included Managers:

                                                                  FORM 13F INFO RMATIO N TABLE
                                                         VALUE    SHARES/  SH/  PUT/   INVSTMT  OTHER     VOT      ING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000) PRN AMT  PRN  CALL   DSCRETN  MANAGERS  SOLE     SHARED   NONE
------------------------------ ---------------- ----------------- -------- ---  ----   -------  ------------------ -------- --------
ABBOTT LABS                    COM              002824100   827000    15000 SH         SOLE        	                       15000
ALCOA INC                      COM              013817101  7248000   201000 SH         SOLE                                   201000
ALTRIA GROUP INC               COM              02209S103  2460000   107190 SH         SOLE                                   107190
AT&T INC                       COM              00206R102  2993000    78146 SH         SOLE                                    78146
BANK OF AMERICA                COM              060505104  5861000   154616 SH         SOLE                                   154616
BERKSHIRE HATHAWAY INC         CLB              084670207   492000      110 SH         SOLE                                      110
BP PLC                         Spon ADR         055622104  3907000    64416 SH         SOLE                                    64416
CHEVRON CORP                   COM              166764100  2799000    32788 SH         SOLE                                    32788
COLGATE PALMOLIVE              COM              194162103  5062000    64970 SH         SOLE                                    64970
CONOCO PHILLIPS                COM              20825C104  6528000    85656 SH         SOLE                                    85656
COSTCO WHSLE                   COM              22160K105  5149000    79250 SH         SOLE                                    79250
DUPONT                         COM              263534109  6723000   143776 SH         SOLE                                   143776
EXXON MOBIL                    COM              30231G102  7220000    85360 SH         SOLE                                    85360
FORTUNE BRANDS INC             COM              349631101  2509000    36100 SH         SOLE                                    36100
GENERAL ELECTRIC               COM              369604103  6399000   171450 SH         SOLE                                   171450
HARSCO CORP                    COM              415864107   930000    16800 SH         SOLE                                    16800
HSBC HOLDINGS                  SPON ADR - NEW   404280406  5650000    68656 SH         SOLE                                    68656
IBM                            COM              459200101   362000     3148 SH         SOLE                                     3148
IMS HEALTH INC                 COM              449934108   756000    36000 SH         SOLE                                    36000
JOHNSON & JOHNSON              COM              478160104  6801000   104840 SH         SOLE                                   104840
JP MORGAN CHASE                COM              46625H100  4440000   103380 SH         SOLE                                   103380
KRAFT FOODS INC                CLA              50075N104  6308000   201650 SH         SOLE                                   201650
LOCKHEED MARTIN CORP           COM              539830109  6266000    63100 SH         SOLE                                    63100
MARATHON OIL                   COM              565849106  4166000    91360 SH         SOLE                                    91360
MERRILL LYNCH & CO             COM              590188108   961000    23600 SH         SOLE                                    23600
METLIFE INC                    COM              59156R108  5702000    94360 SH         SOLE                                    94360
MOLEX INC                      COM              608554101   316000    13565 SH         SOLE                                    13565
MOLEX INC CI A NONVOTING       CLA              608554200   302000    13735 SH         SOLE                                    13735
NORTHROP GRUMMAN               COM              666807102  7236000    93000 SH         SOLE                                    93000
PFIZER INC                     COM              717081103  2968000   141800 SH         SOLE                                   141800
PHILIP MORRIS INT'L            COM              718172109  5422000   107190 SH         SOLE                                   107190
PROCTER & GAMBLE               COM              742718109  8051000   114900 SH         SOLE                                   114900
ROYAL DUTCH SHELL              SPON ADR A       780259206  2712000    39315 SH         SOLE                                    39315
SCHLUMBERGER LTD               COM              806857108   227000     2600 SH         SOLE                                     2600
CHARLES SCHWAB CORP            COM              808513105   277000    14700 SH         SOLE                                    14700
SIGMA-ALDRICH                  COM              826552101   470000     7880 SH         SOLE                                     7880
TESORO CORP                    COM              881609101   600000    20000 SH         SOLE                                    20000
TIME WARNER INC                COM              887317105   154000    11000 SH         SOLE                                    11000
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307   205000     2000 SH         SOLE                                     2000
VERIZON COMMUNICATIONS         COM              92343V104   577000    15828 SH         SOLE                                    15828
WALT DISNEY CO                 COM DISNEY       254687106   335000    10670 SH         SOLE                                    10670
WASHINGTON MUTUAL              COM              939322103   202000    19655 SH         SOLE                                    19655
WELLS FARGO                    COM              949746101  5960000   204800 SH         SOLE                                   204800
WEYERHAEUSER                   COM              962166104  3486000    53600 SH         SOLE                                    53600